Fees Summary	Sep. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,027,000
Previously Paid Amount	0.00
Total Fee Amount	2,300.63
Total Offset Amount	0.00
Net Fee	2,300.63
Narrative - Max Aggregate Offering Price	$ 15,027,000
Final Prospectus	true